DREYFUS MUNICIPAL BOND FUND, INC.
                                200 PARK AVENUE
                              NEW YORK, NY  10166



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549


      24f-2 Notice - DREYFUS MUNICIPAL BOND FUND, INC.
      Registration Statement No. 2-56878 - CIK #075176

Gentlemen:

    On February 2, 1978, Post-Effective Amendment No. 13 to the Registration Statement of Dreyfus Municipal Bond Fund, Inc. was declared effective by the SEC. The Amendment represented the Fund's election to register an indefinite number of shares and this Notice, filed pursuant to Rule 24f-2, is for the fiscal year ended August 31, 1995.

    The following information is furnished:

    (a) Shares registered under Securities Act
        of 1933 other than pursuant to Rule 24f(2)
        which remained unsold on 9/1/94:                        40,088,225

    (b) Shares registered during fiscal year other than pursuant to Section 24(f):

     Post-Effective Amendment No. 35 effective 1/11/95          40,204,818
                                                                ----------

     Total of (a) and (b)                                       80,293,043
                                                                ==========


                                                 SHARES      DOLLAR AMOUNT

    (c) Total number of shares sold during
        fiscal year ended 8/31/95 subject
        to registration under Rule 24f-2:     400,686,274  $ 4,846,241,789

    (d) Less shares redeemed during
        fiscal year ended 8/31/95:            419,990,511    5,085,554,562
                                            -------------    ----------------

     Net Sales During Year [(c)-(d)]:          ( 19,304,237)  $(  239,312,773)
                                              ==============  ================

     Less shares registered other than pur-
     suant to Section 24(f)  ((a) + (b))       80,293,043
                                             -------------

     Unsold balance of registered shares     ( 99,597,280)




                                       -2-


                              CALCULATION OF FEE

    Since the shares registered exceed the net sales during the year, no registration fee is required. An opinion of counsel is enclosed.



                                                 Very truly yours,

JJP/ems

                                                 John J. Pyburn
cc:  Mr. J. deMichaelis, SEC                     Assistant Treasurer
     Ms. R. McLaughlin, E&Y